SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Oct. 31, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018	Sep. 30, 2016 USD ($)
Short-term investments		$ 279,810			$ 294,568
Long-term deposits		11,453,690			11,836,860
Allowance for doubtful accounts		1,919,152	$ 1,997,310		2,020,373
Provision for inventory recognized		0			107,248
Inventory write-downs	$ 103,942
Wrote off advance to suppliers	103,887	102,523
Sale-leaseback arrangement amount						¥ 7,842,852	$ 1,155,127		$ 1,155,127
Security deposit						¥ 1,250,000	$ 184,105	¥ 1,250,000	$ 184,105
Impairment of long-lived assets	0	0	0
Value-added taxes, rate										13.00%	16.00%	17.00%
Revenue	327,651	912,844	59,238
Unrecognized tax benefits		4,176,537	4,098,783		3,188,615								$ 2,789,135
Advertising costs	$ 82,884	$ 306,288	$ 265,538
Target Company
Long-term deposits					10,945,791
Other
Long-term deposits					$ 891,069
Cash
Long-term deposits | ¥				¥ 80,367,541